Victory Pioneer Mid Cap Value Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Russell Midcap® Value Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	11.05%	9.83%	9.78%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	4.38%	9.54%	8.05%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	2.67%	7.13%	6.18%
Class A | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	3.78%	7.21%	6.13%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	8.87%	9.93%	7.79%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	11.00%	11.18%	9.04%
Class Y
Prospectus [Line Items]
Average Annual Return, Percent	10.91%	11.08%	8.94%